Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair value Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Financial Assets and Liabilities Measured at Fair value Recurring Basis [Line Items]
Short-term investment	$ 2	$ 5
Level 1 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair value Recurring Basis [Line Items]
Short-term investment	2	5
Level 2 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair value Recurring Basis [Line Items]
Short-term investment
Level 3 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair value Recurring Basis [Line Items]
Short-term investment